Geographic areas and major customers (Tables)	12 Months Ended
Dec. 31, 2015
Geographic areas and major customers [Abstract]
Sales by Geographic Region
Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2013	2014	2015
	US$ thousands

North America	55,655	53,712	54,537
Europe	9,257	11,421	16,331
Asia-Pacific	8,386	10,489	11,870

	73,298	75,622	82,738

Sales to Single Customers Exceeding 10% of Sales

	Year ended December 31
	2013	2014	2015
	US$ thousands

Customer “A”	24,512	18,083	16,320

Schedule of Locations of Company's Long Lived Assets
The following table presents the locations of the Company’s long lived assets as of December 31, 2014 and 2015:

	Year ended December 31
	2014	2015
	US$ thousands

North America	5	22
Europe	14,230	13,588
Israel	2,424	20,894
Other	112	46

	16,771	34,550